Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Derivative Financial Assets And Liabilities [Line Items]
Derivative instruments
Derivative instruments
31.12.25 31.12.24
USD bn
Derivative
financial
assets
Derivative
financial
liabilities
Notional
amounts
1
Derivative
financial
assets
Derivative
financial
liabilities
Notional
amounts
1
Interest rate 34.8 30.9 25,425.9 41.4 36.6 20,487.3
of which: forwards (OTC)
2
0.1 0.0 1,426.2 0.1 0.0 944.4
of which: swaps (OTC) 22.9 17.7 20,721.6 26.5 20.3 16,328.3
of which: options (OTC) 11.8 13.1 2,080.8 14.7 16.1 2,189.1
of which: futures (ETD) 938.0 827.5
Foreign exchange 48.7 49.9 8,150.6 100.9 94.6 7,476.1
of which: forwards (OTC) 18.7 18.2 3,143.7 36.9 32.3 2,267.7 of which: swaps (OTC) 23.8 25.3 3,988.1 55.2 53.5 4,052.4
of which: options (OTC) 6.2 6.3 1,004.0 8.6 8.7 1,145.2
Equity / index 50.8 62.6 1,789.0 36.9 42.7 1,458.1
of which: swaps (OTC) 6.1 12.5 469.3 5.9 8.2 352.8
of which: options (OTC) 7.6 12.9 405.4 4.4 8.3 226.1
of which: futures (ETD) 90.9 84.6
of which: options (ETD) 16.7 16.4 800.8 13.4 13.5 793.4
Credit derivatives 3.9 4.4 162.9 3.1 3.7 143.8
Commodities 9.2 8.0 250.0 2.6 2.2 172.5
Other
3
0.4 0.5 95.5 0.6 0.8 86.9
Total derivative instruments,
based on netting under IFRS Accounting Standards
4
147.8 156.2 35,873.7 185.6 180.6 29,824.8
1 In cases where derivative financial instruments are
presented on a net basis on the balance sheet, the
respective notional amounts of the netted derivative
financial instruments are still presented on a gross basis.
Includes notional amounts related to derivatives that are cleared through either a central counterparty or an exchange and settled on a daily basis.
The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on derivative instruments and was not material for any of the periods presented. Notional amounts of client-cleared ETD
and OTC transactions
through central clearing
counterparties are not disclosed,
as they have a
significantly different risk profile.
2 Includes certain forward
starting repurchase and
reverse repurchase agreements that are classified as measured at fair value through profit or loss and are recognized within derivative instruments.
3 Includes mainly derivative loan commitments measured at FVTPL, as well as
unsettled purchases and
sales of non-derivative
financial instruments for
which the changes
in the fair
value between trade
date and settlement
date are recognized
as derivative financial
instruments.
4 Derivative financial assets and
liabilities are presented net on
the balance sheet if UBS
has the unconditional and legally
enforceable right to offset the
recognized amounts, both in
the normal course of business
and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 21 for more information about netting arrangements.